NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2023
NON-CONTROLLING INTEREST
Schedule of the information relating to each entity that has material NCI, before any intra-SCHMID eliminations

		SCHMID
		Technology
	SCHMID	Guangdong Co.,	SCHMID Taiwan
12/31/2023	Singapore Pte. Ltd.	Ltd	Ltd.
NCI percentage	10.0%	24.1%	14.0%
Non-current assets	—	5,118	185
Current assets	2,797	42,569	11,827
Non-current liabilities	—	847	605
Current liabilities	2,062	22,288	5,182
Net assets	736	24,552	6,224
Net assets attributable to NCI	74	5,917	868
Revenue	—	27,750	1,672
Profit	6,188	2,298	(402)
OCI	—	(1,550)	(252)
Total comprehensive income	6,188	748	(654)
Total comprehensive income allocated to NCI	619	180	(91)
Accumulated NCI end of period	77	6,487	794

		SCHMID
		Technology
	SCHMID	Guangdong Co.,	SCHMID Taiwan
12/31/2022	Singapore Pte. Ltd.	Ltd	Ltd.
NCI percentage	10.0%	24.1%	14.0%
Non-current assets	—	4,575	71
Current assets	1,651	46,040	12,704
Non-current liabilities	—	568	694
Current liabilities	7,104	26,244	5,203
Net assets	(5,453)	23,804	6,879
Net assets attributable to NCI	(545)	5,737	960
Revenue	—	38,753	12,873
Profit	(7)	6,068	4,152
OCI	—	(639)	(303)
Total comprehensive income	(7)	5,429	3,849
Total comprehensive income allocated to NCI	(1)	1,308	537
Accumulated NCI end of period	(543)	6,335	889

		SCHMID
		Technology
	SCHMID	Guangdong Co.,		SCHMID Taiwan
12/31/2021	Singapore Pte. Ltd.	Ltd		Ltd.
NCI percentage	10.0%	24.1	% *	14.0%
Non-current assets	—	4,876		197
Current assets	1,698	23,857		4,993
Non-current liabilities	—	841		66
Current liabilities	7,144	9,518		2,095
Net assets	(5,445)	18,374		3,030
Net assets attributable to NCI	(545)	4,428		423
Revenue	—	9,762		3,954
Profit	(33)	(13,359)		424
OCI	—	753		297
Total comprehensive income	(33)	(12,606)		721
Total comprehensive income allocated to NCI	(3)	(2,627)		101
Accumulated NCI end of period	(542)	5,026		352

Cash flow statement SCHMID Technology Guangdong Co., Ltd
in € thousand	2023	2022	2021
Cash flow from operating activities	666	(1,688)	(11,650)
Cash flow from investing activities	(472)	(502)	(16,449)
Cash flow from financing activities	(21)	(452)	32,313
Effect of foreign exchange rate changes on cash and cash equivalents	(119)	116	93
Net increase (decrease) in cash and cash equivalents	262	(2,525)	4,307